SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Fair Value Measurement
Balance - December 31, 2022	$722,328
Additions	8,280,670
Settlement	(5,895,190)
Change in fair value	(3,107,808)
Balance - June 30, 2023	$-

Schedule of potential additional dilutive securities outstanding
	June 30,	June 30,
	2023	2022
Options	6,284,068	3,304,068
Warrants	12,196,254	2,700,000
Convertible notes payable	817,172	-
	19,297,494	6,004,068

	December 31,	December 31,
	2022	2021
Options	5,284,068	3,059,068
Warrants	3,780,000	-
Notes payable	440,000	-
	9,504,068	3,059,068

Fair Value Measurement
Balance - December 31, 2021	$-
Additions	862,860
Change in fair value	(140,532)
Balance - December 31, 2022	$722,328